Share Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Share Capital

8. SHARE CAPITAL

On March 12 and 19, 2018, we completed private placements of an aggregate of 9,113,659 subscription receipts at a price of $0.60 per subscription receipt for aggregate gross proceeds of $5,468,195. The escrow release condition (as defined below) was met, and each subscription receipt converted into one share of the Company’s common stock, for no additional consideration. The escrow release condition was the receipt by the Company of conditional approval for the listing of the shares of the Company’s common stock on a Canadian stock exchange. In connection with the closing of the private placements, the Company paid cash finder’s fees in the aggregate amount of $29,400 and the Company issued 160,865 shares of common stock at a deemed price of $0.60 per share as the finder’s fee.

In connection with this private placement, the Company agreed with each subscriber who purchased shares to prepare and file a registration statement with respect to 50% of the shares issued with the United States Securities and Exchange Commission within 90 days following the closing of the private placement and agreed to use commercially reasonable efforts to have the registration statement declared effective by the United States Securities and Exchange Commission as soon as possible after filing.

None of the securities issued in the private placement have been registered under the United States Securities Act of 1933, as amended (the “1933 Act”), and none of them may be offered or sold in the United States absent registration or an applicable exemption from the registration requirements of the 1933 Act.

7. SHARE CAPITAL

The Company’s common stock is issued at a $0.001 par value. 75,000,000 shares have been authorized. As at December 31, 2017, 11,600,000 shares were issued and outstanding (2016 – 6,000,000).

On October 30, 2017, the Company entered into a private placement subscription agreement with 35 subscribers, pursuant to which it issued an aggregate of 5,600,000 shares of common stock of the Company at a price of $0.10 per share for aggregate gross proceeds of $560,000.